Prepayments - Summary of Prepayments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Advances to suppliers and contractors	₱ 55,891	₱ 41,798
Prepaid taxes	15,241	13,905
Prepaid fees and licenses	1,182	1,335
Prepaid benefit costs (Note 26)	1,021	342
Prepaid rent	401	417
Prepaid repairs and maintenance	228	458
Prepaid insurance (Note 25)	130	142
Prepaid selling and promotions	12	24
Other prepayments	2,660	1,810
Prepayments	76,766	60,231
Less current portion of prepayments	10,657	11,298
Noncurrent portion of prepayments	₱ 66,109	₱ 48,933